UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2018

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 21.8%
Diversified Telecommunication Services - 1.0%
AT&T Inc.	302,053	$10,142,940

Entertainment - 4.3%
Liberty Media Corp-Liberty Braves, Class A Shares	9,715	265,025	*
Liberty Media Corp-Liberty Braves, Class C Shares	19,431	529,495	*
Liberty Media Corp-Liberty Formula One, Class A Shares	24,289	864,202	*
Liberty Media Corp-Liberty Formula One, Class C Shares	48,578	1,806,616	*
Lions Gate Entertainment Corp., Class B Shares	96,438	2,247,005
Madison Square Garden Co., Class A Shares	93,118	29,361,968	*
Viacom Inc., Class B Shares	71,175	2,402,868
World Wrestling Entertainment Inc., Class A Shares	40,200	3,888,546

Total Entertainment		41,365,725

Interactive Media & Services - 2.7%
Facebook Inc., Class A Shares	33,800	5,558,748	*
Liberty TripAdvisor Holdings Inc., Class A Shares	48,800	724,680	*
Twitter Inc.	700,000	19,922,000	*

Total Interactive Media & Services		26,205,428

Media - 13.8%
AMC Networks Inc., Class A Shares	182,346	12,096,834	*
CBS Corp., Class B Shares, Non Voting Shares	66,175	3,801,754
Comcast Corp., Class A Shares	1,874,250	66,367,192
Discovery Inc., Class A Shares	178,440	5,710,080	*
Discovery Inc., Class C Shares	245,320	7,256,566	*
GCI Liberty Inc., Class A Shares	70,908	3,616,308	*
Liberty Broadband Corp., Class A Shares	24,289	2,048,291	*
Liberty Broadband Corp., Class C Shares	63,152	5,323,714	*
Liberty Global PLC, Class A Shares	79,367	2,296,087	*
Liberty Global PLC, Class C Shares	240,487	6,772,114	*
Liberty Latin America Ltd., Class A Shares	13,870	289,051	*
Liberty Latin America Ltd., Class C Shares	42,029	867,058	*
Liberty Media Corp-Liberty SiriusXM, Class A Shares	97,156	4,220,457	*
Liberty Media Corp-Liberty SiriusXM, Class C Shares	194,312	8,442,856	*
MSG Networks Inc., Class A Shares	204,356	5,272,385	*

Total Media		134,380,747

TOTAL COMMUNICATION SERVICES		212,094,840

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 1.3%
Internet & Direct Marketing Retail - 1.3%
Liberty Expedia Holdings Inc., Class A Shares	47,272	$2,223,675	*
Qurate Retail Inc.	488,010	10,838,702	*

TOTAL CONSUMER DISCRETIONARY		13,062,377

ENERGY - 11.9%
Energy Equipment & Services - 4.3%
Core Laboratories NV	154,750	17,924,692
National Oilwell Varco Inc.	200,848	8,652,532
Weatherford International PLC	5,473,300	14,832,643	*

Total Energy Equipment & Services		41,409,867

Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	1,009,855	68,074,326
Newfield Exploration Co.	200,000	5,766,000	*

Total Oil, Gas & Consumable Fuels		73,840,326

TOTAL ENERGY		115,250,193

FINANCIALS - 1.2%
Banks - 0.1%
Sterling Bancorp	43,312	952,864

Capital Markets - 0.7%
Cohen & Steers Inc.	160,400	6,513,844

Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp Inc.	370,205	3,839,026

TOTAL FINANCIALS		11,305,734

HEALTH CARE - 39.0%
Biotechnology - 23.9%
Aduro Biotech Inc.	8,540	62,769	*
Agios Pharmaceuticals Inc.	68,300	5,267,296	*
Alkermes PLC	168,920	7,168,965	*
Amgen Inc.	337,055	69,868,131
Biogen Inc.	239,106	84,478,541	*
ImmunoGen Inc.	119,100	1,127,877	*
Ionis Pharmaceuticals Inc.	232,950	12,015,561	*
Spark Therapeutics Inc.	18,930	1,032,631	*
Ultragenyx Pharmaceutical Inc.	28,130	2,147,444	*
Vertex Pharmaceuticals Inc.	254,800	49,110,152	*

Total Biotechnology		232,279,367

Health Care Equipment & Supplies - 2.2%
Medtronic PLC	197,166	19,395,219
Wright Medical Group NV	53,325	1,547,492	*

Total Health Care Equipment & Supplies		20,942,711

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - 7.0%
UnitedHealth Group Inc.	257,790	$68,582,452

Pharmaceuticals - 5.9%
Allergan PLC	281,568	53,633,073
Bausch Health Cos. Inc.	145,211	3,727,566	*

Total Pharmaceuticals		57,360,639

TOTAL HEALTH CARE		379,165,169

INDUSTRIALS - 5.4%
Aerospace & Defense - 2.7%
L3 Technologies Inc.	121,990	25,937,514

Building Products - 1.3%
Johnson Controls International PLC	370,164	12,955,740

Construction & Engineering - 0.8%
Fluor Corp.	130,170	7,562,877

Electrical Equipment - 0.2%
nVent Electric PLC	80,441	2,184,777	*

Machinery - 0.3%
Pentair PLC	80,441	3,487,117

Trading Companies & Distributors - 0.1%
NOW Inc.	50,212	831,009	*

TOTAL INDUSTRIALS		52,959,034

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 0.3%
ARRIS International PLC	93,068	2,418,837

Electronic Equipment, Instruments & Components - 2.8%
Dolby Laboratories Inc., Class A Shares	40,000	2,798,800
TE Connectivity Ltd.	274,101	24,101,701

Total Electronic Equipment, Instruments & Components		26,900,501

Semiconductors & Semiconductor Equipment - 6.3%
Broadcom Inc.	170,140	41,978,642
Cree Inc.	109,880	4,161,156	*
Intel Corp.	326,779	15,453,379

Total Semiconductors & Semiconductor Equipment		61,593,177

Software - 4.3%
Autodesk Inc.	162,250	25,328,847	*
Citrix Systems Inc.	123,700	13,750,492	*
LogMeIn Inc.	8,368	745,589
Nuance Communications Inc.	100,000	1,732,000	*

Total Software		41,556,928

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY			SHARES	VALUE
Technology Hardware, Storage & Peripherals - 4.0%
Seagate Technology PLC			557,857	$26,414,529
Western Digital Corp.			220,477	12,906,724

Total Technology Hardware, Storage & Peripherals				39,321,253

TOTAL INFORMATION TECHNOLOGY				171,790,696

MATERIALS - 1.3%
Metals & Mining - 1.3%
Freeport-McMoRan Inc.			650,180	9,050,506
Nucor Corp.			51,490	3,267,040

TOTAL MATERIALS				12,317,546

TOTAL COMMON STOCKS (Cost - $346,393,252)				967,945,589

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
Wright Medical Group NV, CVR (Cost - $521,025)		—	208,410	301,152

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $346,914,277)				968,246,741

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $4,647,369)	1.930%		4,647,369	4,647,369

TOTAL INVESTMENTS - 100.1% (Cost - $351,561,646)				972,894,110
Liabilities in Excess of Other Assets - (0.1)%				(576,090)

TOTAL NET ASSETS - 100.0%				$972,318,020

*	Non-income producing security.

Abbreviation used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$967,945,589	—	—	$967,945,589
Rights	—	$301,152	—	301,152

Total Long-Term Investments	967,945,589	301,152	—	968,246,741

Short-Term Investments†	4,647,369	—	—	4,647,369

Total Investments	$972,592,958	$301,152	—	$972,894,110

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2018